   As filed with the Securities and Exchange Commission on September 28, 2001
                                                      1933 Act File No. 33-1657
                                                      1940 Act File No. 811-4492
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-1A


                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 36


                                       AND


                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 37


                              MFS(R) SERIES TRUST X
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                      500 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)


       |_| immediately upon filing pursuant to paragraph (b) |_| on [DATE] pursuant to paragraph (b)
       |_| 60 days after filing pursuant to paragraph (a)(i) |X| on November 28, 2001 pursuant to paragraph (a)(i) |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [DATE] pursuant to paragraph (a)(ii) of rule 485


       If appropriate, check the following box:
       |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                                                                      PROSPECTUS
                                                                  CLASS A SHARES
                                                                  CLASS B SHARES
                                                                  CLASS C SHARES



This Prospectus describes the MFS(R) Mid Cap Opportunity Fund. The fund's investment objective is capital appreciation.


THIS PROSPECTUS DESCRIBES THREE CLASSES OF SHARES FOR THE FUND. CURRENTLY, ONLY CLASS A SHARES ARE AVAILABLE FOR PURCHASE. THESE CLASS A SHARES ARE ONLY AVAILABLE FOR PURCHASE AT NET ASSET VALUE AND MAY ONLY BE SOLD TO RESIDENTS OF MASSACHUSETTS WHO ARE:

- EMPLOYEES (OR CERTAIN RELATIVES OF EMPLOYEES) OF MASSACHUSETTS FINANCIAL SERVICES COMPANY (REFERRED TO AS MFS OR THE ADVISER) AND ITS AFFILIATES; OR

-    MEMBERS OF THE GOVERNING BOARDS OF THE VARIOUS FUNDS SPONSORED BY MFS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.



MFS(R) MID CAP OPPORTUNITY FUND
DECEMBER 1, 2001

TABLE OF CONTENTS                                                     Page

I      Risk Return Summary                                               1

II     Expense Summary                                                   4

III    Certain Investment Strategies and Risks                           6

IV     Management of the Fund                                            7

V      Description of Share Classes                                      8

VI     How to Purchase, Exchange and Redeem Shares                      12

VII    Investor Services and Programs                                   16

VIII   Other Information                                                18

       Appendix A -- Investment Techniques and Practices                A-1

I      RISK RETURN SUMMARY
-      INVESTMENT OBJECTIVE

       The fund's investment objective is capital appreciation. The fund's objective may be changed without shareholder approval.

-      PRINCIPAL INVESTMENT POLICIES

       The fund invests, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium market capitalizations which the fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes have high growth prospects and attractive valuations based on current and expected earnings or cash flows. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

       The fund's investments in medium market capitalization companies will focus on (but not be limited to) investments with all or some of the following characteristics:

       -  accelerating fundamentals and/or favorable earnings growth rates;

       - the potential to become major enterprises while being in the early to middle stages of their life cycle;

       - catalysts to drive higher value, such as "hidden" or under-appreciated assets; or

       -  growth at a reasonable price.

       Medium market capitalization companies are defined by the fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Midcap(TM) Growth Index range at the time of the fund's investment. This index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the fund's 65% investment policy. As of October 31, 2001, the top of the Russell Midcap(TM) Growth Index range was $ . The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

       Outside of the fund's medium capitalization requirements, the fund is flexibly managed with the ability to invest in issuers of all market capitalizations exhibiting one or more of the characteristics mentioned above.

       MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

       Consistent with the fund's principal investment policies described above, the fund may invest in foreign securities (including emerging markets securities) and may have exposure to foreign currencies through its investment in these securities.

       The fund may engage in short sales where the fund borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The fund must replace the security it borrowed by purchasing the security at its market value at the time of replacement. The fund may also engage in short sales "against the box" where the fund owns or has the right to obtain at no additional cost, the securities that are sold short.


       The fund may engage in active and frequent trading to achieve its principal investment strategies.

-      PRINCIPAL RISKS OF AN INVESTMENT

       The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

       The principal risks of investing in the fund are:

       - MARKET RISK: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.


      [- MID-CAP COMPANY RISK: Prices of mid cap company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the securities and may decline to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index). Investments in medium capitalization companies can be riskier and more volatile than investments in companies with larger market capitalizations.]


       - OVER-THE-COUNTER RISK: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

       - SHORT SALES RISK: The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box".

       - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

            - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

            - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

            - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

            - Foreign markets may be less liquid and more volatile than U.S. markets.


            - Foreign securities often trade in currencies other than the U.S. dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters the contract may fail to perform its obligations to the fund.

       - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies.

      [- EFFECT OF IPOS: The fund may participate in the initial public offering ("IPO") market, and a significant portion of the fund's returns may be attributable to its investment in IPO's which may have a magnified investment performance impact during the periods when the fund has a small asset base. Like any past performance there is no assurance that, as a fund's assets grow, it will continue to experience substantially similar performance by investment in IPOs.]

       - ACTIVE OR FREQUENT TRADING RISK: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

       - As with any mutual fund, you could lose money on your investment in the fund.

       AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-      BAR CHART AND PERFORMANCE TABLE

       The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

II     EXPENSE SUMMARY
-      EXPENSE TABLE

       This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

       SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
                                                                          CLASS A          CLASS B          CLASS C
       Maximum Sales Charge (Load) Imposed on
       Purchases (as a percentage of offering price)                        5.75%            0.00%            0.00%

       Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price or
       redemption proceeds, whichever is less)                       See Below(1)            4.00%            1.00%

       ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

       Management Fees                                                      0.90%            0.90%            0.90%

       Distribution and Service (12b-1) Fees(2)                             0.35%            1.00%            1.00%

       Other Expenses                                                       3.88%            3.88%            3.88%
                                                                            ----             ----             ----
       Total Annual Fund Operating Expenses                                 5.13%            5.78%            5.78%

       Expense Reimbursement(3)                                            (3.58)%          (3.58)%          (3.58)%
                                                                            ----             ----             ----

       Net Expenses(4)                                                      1.55%            2.20%            2.20%


       (1) An initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in this case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months.

       (2) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class A, B and C shares and the services provided to you by your financial adviser (referred to as distribution and service fees).

       (3) "Other Expenses" for the fund are based on estimates for the fund's current fiscal year. MFS has contractually agreed to bear the fund's expenses subject to reimbursement, such that "Other Expenses", after taking into account the expense offset arrangement described below, do not exceed 0.30%. This contractual fee arrangement will continue until at least October 1, 2001, absent an earlier modification approved by the board of trustees which oversees the fund.

       (4) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore are higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Net Expenses" would be lower.

-      EXAMPLE OF EXPENSES

       These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

       The examples assume that:

       - You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

       - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

       - The fund's operating expenses remain the same except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).

       Although your actual costs may be higher or lower, under these assumptions your costs would be:

         SHARE CLASS                                         YEAR 1     YEAR 3
         Class A shares                                       $724       $1,723
         Class B shares
            Assuming redemption at end of period              $623       $1,702
            Assuming no redemption                            $223       $1,402
         Class C shares
            Assuming redemption at end of period              $323       $1,402
            Assuming no redemption                            $223       $1,402

III    CERTAIN INVESTMENT STRATEGIES AND RISKS

-      FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

       The fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the fund may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-      TEMPORARY DEFENSIVE POLICIES

       In addition, the fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While the fund invests defensively, it may not be able to pursue its investment objective. The fund's defensive investment position may not be effective in protecting its value.

IV     MANAGEMENT OF THE FUND

-      INVESTMENT ADVISER

       Massachusetts Financial Services Company (referred to as MFS or the adviser) is the fund's investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately 163.20 billion as of August 31, 2000. MFS is located at 500 Boylston Street, Boston, MA 02116. MFS provides investment management and related administrative services and facilities to the fund (including portfolio management and trade execution). For these services, MFS is entitled to an annual management fee as set forth in the Expense Summary.

-      PORTFOLIO MANAGER

       The fund's portfolio manager is Brian E. Stack, a Senior Vice President of MFS. Mr. Stack has been employed in the investment management area of MFS since 1993 and has been the portfolio manager of the fund since its inception.

-      ADMINISTRATOR

       MFS provides the fund with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by the fund for a portion of the costs it incurs in providing these services.

-      DISTRIBUTOR

       MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

-      SHAREHOLDER SERVICING AGENT

       MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the fund, for which it receives compensation from the fund.

V      DESCRIPTION OF SHARE CLASSES

       The fund offers class A, B and C shares through this prospectus. The fund also offers an additional class of shares, class I shares, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to institutional investors eligible to purchase them.

-      SALES CHARGES

       You may be subject to an initial sales charge when you purchase, or a CDSC when you redeem, class A, B or C shares. These sales charges are described below. In certain circumstances, these sales charges are waived. These circumstances are described in the SAI. Special considerations concerning the calculation of the CDSC that apply to each of these classes of shares are described below under the heading "Calculation of CDSC."

       If you purchase your fund shares through a financial adviser (such as a broker or bank), the adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or from MFS or MFD. These commissions and concessions are described in the SAI.

-      CLASS A SHARES

       You may purchase class A shares at net asset value plus an initial sales charge (referred to as the offering price), but in some cases you may purchase class A shares without an initial sales charge but subject to a 1% CDSC upon redemption within one year. Class A shares have annual distribution and service fees up to a maximum of 0.35% of net assets annually.

       PURCHASES SUBJECT TO AN INITIAL SALES CHARGE. The amount of the initial sales charge you pay when you buy class A shares differs depending upon the amount you invest, as follows:

                                                           SALES CHARGE* AS PERCENTAGE OF:
                                                           -------------------------------
                                                            Offering         Net Amount
       Amount of Purchase                                     Price           Invested
       Less than $50,000                                           5.75%             6.10
       $50,000 but less than $100,000                              4.75              4.99
       $100,000 but less than $250,000                             4.00              4.17
       $250,000 but less than $500,000                             2.95              3.04
       $500,000 but less than $1,000,000                           2.20              2.25
       $1,000,000 or more                                        None**            None**

---------------
       * Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

       ** A 1% CDSC will apply to such purchases, as discussed below.

       PURCHASES SUBJECT TO A CDSC (BUT NOT AN INITIAL SALES CHARGE). You pay no initial sales charge when you invest $1 million or more in class A shares. However, a CDSC of 1% will be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

       In addition, purchases made under the following four categories are not subject to an initial sales charge; however, a CDSC of 1% will be deducted from redemption proceeds if the redemption is made within 12 months of purchase:

       - Investments in class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (referred to as ERISA), if, prior to July 1, 1996

            -  the plan had established an account with MFSC; and

            - the sponsoring organization had demonstrated to the satisfaction of MFD that either;

               +   the employer had at least 25 employees; or

               + the total purchases by the retirement plan of class A shares of the MFS Family of Funds (referred to as the MFS funds) would be in the amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion.

       - Investments in class A shares by certain retirement plans subject to ERISA, if

            - the retirement plan and/or sponsoring organization participates in the MFS Corporate Plan Services 401(k) Program or any similar recordkeeping system made available by MFSC (referred to as the MFS participant recordkeeping system);

            - the plan establishes an account with MFSC on or after July 1, 1996;

            - the total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) of class A shares of the MFS funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and

       - Investments in class A shares by certain retirement plans subject to ERISA, if

            - the plan establishes an account with MFSC on or after July 1, 1996; and

            - the plan has, at the time of purchase, either alone or in aggregate with other plans maintained by the same plan sponsor) a market value of $500,000 or more invested in shares of any class or classes of the MFS funds.

               THE RETIREMENT PLANS WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLANS OR THEIR SPONSORING ORGANIZATION INFORMS MFSC PRIOR TO THE PURCHASES THAT THE PLANS HAVE A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS; MFSC HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH PLANS QUALIFY UNDER THIS CATEGORY; AND

       - Investments in class A shares by certain retirement plans subject to ERISA, if

               - the plan established an account with MFSC between July 1, 1997 and December 31, 1999;

               -  the plan records are maintained on a pooled basis by MFSC; and

               - the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

-      CLASS B SHARES

       You may purchase class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years you may be subject to a CDSC (declining from 4.00% during the first year to 0% after six years). Class B shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually.

       The CDSC is imposed according to the following schedule:


                                                             CONTINGENT DEFERRED
        YEAR OF REDEMPTION AFTER PURCHASE                        SALES CHARGE
        First                                                         4%
        Second                                                        4%
        Third                                                         3%
        Fourth                                                        3%
        Fifth                                                         2%
        Sixth                                                         1%
        Seventh and following                                         0%

       If you hold class B shares for approximately eight years, they will convert to class A shares of the fund. All class B shares you purchased through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any class B shares in your account convert to class A shares, a proportionate number of the class B shares in the sub-account will also convert to class A shares.

-      CLASS C SHARES

       You may purchase class C shares at net asset value without an initial sales charge, but if you redeem your shares within the first year you may be subject to a CDSC of 1.00%. Class C shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually. Class C shares do not convert to any other class of shares of the fund.

-      CALCULATION OF CDSC

       As discussed above, certain investments in class A, B and C shares will be subject to a CDSC. Three different aging schedules apply to the calculation of the CDSC:

       - Purchases of class A shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

       - Purchases of class C shares, and purchases of class B shares on or after January 1, 1993, made on any day during a calendar month will age one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

       - Purchases of class B shares prior to January 1, 1993 made on any day during a calendar year will age one year at the close of business on December 31 of that year, and each subsequent year.

       No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

       The CDSC will be applied in a manner that results in the CDSC being imposed at the lowest possible rate, which means that the CDSC will be applied against the lesser of your direct investment or the total cost of your shares. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

-      DISTRIBUTION AND SERVICE FEES

       The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class A, B and C shares and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.35% for class A shares (0.10% distribution fee and 0.25% service fee) and 1.00% for each of class B and class C shares (a 0.75% distribution fee and a 0.25% service fee), and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

VI     HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

       You may purchase, exchange and redeem class A, B and C shares of the fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described in the next section under the caption "Investor Services and Programs."

-      HOW TO PURCHASE SHARES

       INITIAL PURCHASE. You can establish an account by having your financial adviser process your purchase. The minimum initial investment is $1,000. However, in the following circumstances the minimum initial investment is only $50 per account:

       -   if you establish an automatic investment plan;

       -   if you establish an automatic exchange plan; or

       -   if you establish an account under either:


            - tax-deferred retirement programs (other than IRAs) where investments are made by means of group remittal statements; or

            -  employer sponsored investment programs.

       The minimum initial investment for IRAs is $250 per account. The maximum investment in class C shares is $1,000,000 per transaction. Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services Fundamental 401(k) Plan.

       ADDING TO YOUR ACCOUNT. There are several easy ways you can make additional investments of at least $50 to your account:

       -   send a check with the returnable portion of your statement;

       -   ask your financial adviser to purchase shares on your behalf;

       - wire additional investments through your bank (call MFSC first for instructions); or

       - authorize transfers by phone between your bank account and your MFS account (the maximum purchase amount for this method is $100,000). You must elect this privilege on your account application if you wish to use it.

-      HOW TO EXCHANGE SHARES

       You can exchange your shares for shares of the same class of certain other MFS funds at net asset value by having your financial adviser process your exchange request or by contacting MFSC directly. The minimum exchange amount is generally $1,000 ($50 for exchanges made under the automatic exchange plan). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

       Sales charges may apply to exchanges made from the MFS money market funds. Certain qualified retirement plans may make exchanges between the MFS funds and the MFS Fixed Fund, a bank collective investment fund, and sales charges may also apply to these exchanges. Call MFSC for information concerning these sales charges.

       Exchanges may be subject to certain limitations and are subject to the MFS funds' policies concerning excessive trading practices, which are policies designed to protect the funds and their shareholders from the harmful effect of frequent exchanges. These limitations and policies are described below under the captions "Right to Reject or Restrict Purchase and Exchange Orders" and "Excessive Trading Practices." You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in objectives, policies and rules before making any exchange.

-      HOW TO REDEEM SHARES

       You may redeem your shares either by having your financial adviser process your redemption or by contacting MFSC directly. The fund sends out your redemption proceeds within seven days after your request is received in good order. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered. In addition, you need to have your signature guaranteed and/or submit additional documentation to redeem your shares. See "Signature Guarantee/Additional Documentation" below, or contact MFSC for details (see back cover page for address and phone number).

       Under unusual circumstances such as when the New York Stock Exchange is closed, trading on the Exchange is restricted or if there is an emergency, the fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

       REDEEMING DIRECTLY THROUGH MFSC

       - BY TELEPHONE. You can call MFSC to have shares redeemed from your account and the proceeds wired or mailed (depending on the amount redeemed) directly to a pre-designated bank account. MFSC will request personal or other information from you and will generally record the calls. MFSC will be responsible for losses that result from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify your identity. You must elect this privilege on your account application if you wish to use it.

       - BY MAIL. To redeem shares by mail, you can send a letter to MFSC with the name of your fund, your account number, and the number of shares or dollar amount to be sold.

       REDEEMING THROUGH YOUR FINANCIAL ADVISER. You can call your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

       SIGNATURE GUARANTEE/ADDITIONAL DOCUMENTATION. In order to protect against fraud, the fund requires that your signature be guaranteed in order to redeem your shares. Your signature may be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. MFSC may require additional documentation for certain types of registrations and transactions. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may make certain de minimis exceptions to these requirements.

-      OTHER CONSIDERATIONS

       RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The MFS funds each reserve the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one fund and to purchase shares of another fund, the MFS funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the MFS funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the fund may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund.

       EXCESSIVE TRADING PRACTICES. The MFS funds do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm fund performance. As noted above, the MFS funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the MFS funds and their shareholders, the MFS funds will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the MFS funds, has been or may be disruptive to a fund. In making this judgment, the MFS funds may consider trading done in multiple accounts under common ownership or control.

       REINSTATEMENT PRIVILEGE. After you have redeemed shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption at the current net asset value (without an initial sales charge). If the redemption involved a CDSC, your account will be credited with the appropriate amount of the CDSC paid; however, your new shares will be subject to a CDSC which will be determined from the date you originally purchased the shares redeemed.

       IN-KIND DISTRIBUTIONS. The MFS funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The fund does not expect to make in-kind distributions, and if it does, the fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the fund's net assets, whichever is less.

       INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Because it is costly to maintain small accounts, the MFS funds have generally reserved the right to automatically redeem shares and close your account when it contains less than $500 due to your redemptions or exchanges. Before making this automatic redemption, you will be notified and given 60 days to make additional investments to avoid having your shares redeemed.

VII    INVESTOR SERVICES AND PROGRAMS

       As a shareholder of the fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the fund is made through a retirement plan.

-      DISTRIBUTION OPTIONS

       The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by notifying MFSC:

       - Dividend and capital gain distributions reinvested in additional shares (THIS OPTION WILL BE ASSIGNED IF NO OTHER OPTION IS SPECIFIED);

       - Dividend distributions in cash; capital gain distributions reinvested in additional shares; or

       -   Dividend and capital gain distributions in cash.

       Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value as of the close of business on the record date. Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund. If you have elected to receive distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option will automatically be converted to having all distributions reinvested in additional shares. Your request to change a distribution option must be received by MFSC by the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

-      PURCHASE AND REDEMPTION PROGRAMS

       For your convenience, the following purchase and redemption programs are made available to you with respect to class A, B and C shares, without extra charge:

       AUTOMATIC INVESTMENT PLAN. You can make cash investments of $50 or more through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on the first business day of the month.

       AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in any MFS fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in an MFS fund for shares of the same class of shares of other MFS funds. You may make exchanges of at least $50 to up to six different funds under this plan. Exchanges will generally be made at net asset value without any sales charges. If you exchange shares out of the MFS Money

       Market Fund or MFS Government Money Market Fund, or if you exchange class A shares out of the MFS Cash Reserve Fund, into class A shares of any other MFS fund, you will pay the initial sales charge if you have not already paid this charge on these shares.

       REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

       DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any MFS fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same class of another MFS fund.

       LETTER OF INTENT (LOI). If you intend to invest $50,000 or more in the MFS funds (including the MFS Fixed Fund) within 13 months, you may buy class A shares of the funds at the reduced sales charge as though the total amount were invested in class A shares in one lump sum. If you intend to invest $1 million or more under this program, the time period is extended to 36 months. If the intended purchases are not completed within the time period, shares will automatically be redeemed from a special escrow account established with a portion of your investment at the time of purchase to cover the higher sales charge you would have paid had you not purchased your shares through this program.

       RIGHT OF ACCUMULATION. You will qualify for a lower sales charge on your purchases of class A shares when your new investment in class A shares, together with the current (offering price) value of all your holdings in the MFS funds (including the MFS Fixed Fund), reaches a reduced sales charge level.

       SYSTEMATIC WITHDRAWAL PLAN. You may elect to automatically receive (or designate someone else to receive) regular periodic payments of at least $100. Each payment under this systematic withdrawal is funded through the redemption of your fund shares. For class B and C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (measured at the time you establish this plan). You will incur no CDSC on class B and C shares redeemed under this plan. For class A shares, there is no similar percentage limitation; however, you may incur the CDSC (if applicable) when class A shares are redeemed under this plan.

VIII   OTHER INFORMATION

-      PRICING OF FUND SHARES

       The price of each class of the fund's shares is based on its net asset value. The net asset value of each class of shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, the fund values its assets at current market values, or at fair value as determined by the adviser under the direction of the Board of Trustees that oversees the fund if current market values are unavailable. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

       You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and MFSC receives your order by:

       - the valuation time, if placed directly by you (not through a financial adviser such as a broker or bank) to MFSC; or

       - MFSC's close of business, if placed through a financial adviser, so long as the financial adviser (or its authorized designee) received your order by the valuation time.

       The fund invests in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. Therefore, the value of the fund's shares may change on days when you will not be able to purchase or redeem the fund's shares.

-      DISTRIBUTIONS

       The fund intends to pay substantially all of its net income (including any realized net capital gains) to shareholders as dividends at least annually.

-      TAX CONSIDERATIONS

       The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

       TAXABILITY OF DISTRIBUTIONS. As long as the fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it pays no federal income tax on the earnings it distributes to shareholders.

       You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

       The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal tax purposes.

       Fund distributions will reduce the fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

       If you are neither a citizen nor a resident of the U.S., the fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the fund. The fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the fund's Account Application for additional information regarding backup withholding of federal income tax.

       TAXABILITY OF TRANSACTIONS. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

-      UNIQUE NATURE OF FUND

       MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the fund, and which may be managed by the fund's portfolio manager(s). While the fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios and cash flows.

-      PROVISION OF ANNUAL AND SEMIANNUAL REPORTS AND PROSPECTUSES

       The fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and prospectus will be mailed to shareholders having the same residential address on the fund's records. However, any shareholder may contact MFSC (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

  APPENDIX A

-      INVESTMENT TECHNIQUES AND PRACTICES

       In pursuing its investment objective, the fund may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the fund are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

       INVESTMENT TECHNIQUES/PRACTICES

         SYMBOLS                               X PERMITTED                           -- NOT PERMITTED
         Debt Securities
            Asset-Backed Securities
               Collateralized Mortgage Obligations and Multiclass
                  Pass-Through Securities                                            --
               Corporate Asset-Backed Securities                                     --
               Mortgage Pass-Through Securities                                      --
               Stripped Mortgage-Backed Securities                                   --
            Corporate Securities                                                     X
            Loans and Other Direct Indebtedness                                      --
            Lower Rated Bonds                                                        X
            Municipal Bonds                                                          --
            Speculative Bonds                                                        X
            U.S. Government Securities                                               X
            Variable and Floating Rate Obligations                                   X
            Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds                 X
         Equity Securities                                                           X
         Foreign Securities Exposure
            Brady Bonds                                                              --
            Depositary Receipts                                                      X
            Dollar-Denominated Foreign Debt Securities                               X
            Emerging Markets                                                         X
            Foreign Securities                                                       X
         Forward Contracts                                                           X
         Futures Contracts                                                           X
         Indexed Securities                                                          X
         Inverse Floating Rate Obligations                                           --
         Investment in Other Investment Companies
            Open-End Funds                                                           X


         SYMBOLS                               X PERMITTED                           -- NOT PERMITTED
            Closed-End Funds                                                         X
         Lending of Portfolio Securities                                             X
         Leveraging Transactions
            Bank Borrowings                                                          X
            Mortgage "Dollar-Roll" Transactions                                      --
            Reverse Repurchase Agreements                                            --
         Options
            Options on Foreign Currencies                                            X
            Options on Futures Contracts                                             X
            Options on Securities                                                    X
            Options on Stock Indices                                                 X
            Reset Options                                                            X
            "Yield Curve" Options                                                    X
         Repurchase Agreements                                                       X
         Restricted Securities                                                       X
         Short Sales                                                                 X
         Short Sales Against the Box                                                 X
         Short Term Instruments                                                      X
         Swaps and Related Derivative Instruments                                    X
         Temporary Borrowings                                                        X
         Temporary Defensive Positions                                               X
         Warrants                                                                    X
         "When-issued" Securities                                                    X

MFS(R) NEW ENDEAVOR FUND

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the fund's actual investments. Annual reports discuss the effect of recent market conditions and the fund's investment strategy on the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated October 1, 2000, provides more detailed information about the fund and is incorporated into this prospectus by reference.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUND, AND MAKE INQUIRIES ABOUT THE FUND, BY CONTACTING:

        MFS Service Center, Inc.
        2 Avenue de Lafayette
        Boston, MA 02111-1738
        Telephone: 1-800-225-2606
        Internet: http://www.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

        Public Reference Room
        Securities and Exchange Commission
        Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Section at the above address.

        The fund's Investment Company Act file number is 811-4492




                                                             INC-1-X10 10/01 1M

[LOGO MFS(R) INVESTMENT MANAGEMENT]
WE INVENTED THE MUTUAL FUND(R)



A SERIES OF MFS SERIES TRUST X
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated December 1, 2001. This SAI should be read in conjunction with the Prospectus. You may obtain a copy of the Fund's Prospectus without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).


This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.



MFS(R) MID CAP OPPORTUNITY FUND
DECEMBER 1, 2001



                                                            INC-13-X10 10/01 500

STATEMENT OF ADDITIONAL INFORMATION

PART I
PART I OF THIS SAI CONTAINS INFORMATION THAT IS PARTICULAR TO THE FUND.


     TABLE OF CONTENTS                                                     Page

I      Definitions                                                            1

II     Management of the Fund                                                 1

       The Fund                                                               1

       Trustees and Officers -- Identification and Background                 1

       Trustee Compensation                                                   1

       Affiliated Service Provider Compensation                               1

III    Sales Charges and Distribution Plan Payments                           1

       Sales Charges                                                          1

       Distribution Plan Payments                                             1

IV     Portfolio Transactions and Brokerage Commissions                       1

V      Share Ownership                                                        1

VI     Performance Information                                                1

VII    Investment Techniques, Practices, Risks and Restrictions               2

       Investment Techniques, Practices and Risks                             2

       Investment Restrictions                                                2

VIII   Tax Considerations                                                     3

IX     Independent Auditors and Financial Statements                          3

       Appendix A -- Trustees and Officers -- Identification and Background A-1

       Appendix B -- Trustee Compensation                                   B-1

       Appendix C -- Affiliated Service Provider Compensation               C-1

       Appendix D -- Sales Charges and Distribution Plan Payments           D-1

       Appendix E -- Portfolio Transactions and Brokerage Commissions       E-1

       Appendix F -- Share Ownership                                        F-1

       Appendix G -- Performance Information                                G-1

I   DEFINITIONS

         "Fund" -- MFS New Endeavor Fund, a diversified series of the Trust.

         "Trust" -- MFS Series Trust X, a Massachusetts business Trust, organized in 1985. The Trust has changed its name several times during the past several years. The Trust was previously known as MFS Government Mortgage Fund prior to June 2, 1995, MFS Government Income Plus Fund prior to March 1, 1993, MFS Government Income Plus Trust prior to August 3, 1992, and MFS Government Securities High Yield Trust prior to October 16, 1989.

         "MFD" -- MFS Fund Distributors, Inc., a Delaware corporation.

         "Prospectus" -- The Prospectus of the Fund, dated October 1, 2000, as amended or supplemented from time to time.

II  MANAGEMENT OF THE FUND

         THE FUND
         The Fund is a diversified series of the Trust. This means that, with respect to 75% of its total assets, the Fund may not (1) purchase more than 10% of the outstanding voting securities of any one issuer, or
         (2) purchase securities of any issuer if as a result more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. Government or its agencies or instrumentalities. The Trust is an open-end management investment company.

         The Fund and its Adviser and Distributor have adopted a code of ethics as required under the Investment Company Act of 1940 ("the 1940 Act"). Subject to certain conditions and restrictions, this code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held or sold by the Fund. Securities transactions by some of these persons may be subject to prior approval of the Adviser's Compliance Department. Securities transactions of certain personnel are subject to quarterly reporting and review requirements. The code is on public file with, and is available from, the SEC. See the back cover of the prospectus for information on obtaining a copy.

         TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
         The identification and background of the Trustees and officers of the Trust are set forth in APPENDIX A of this Part I.

         TRUSTEE COMPENSATION
         Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in APPENDIX B of this Part I.

         AFFILIATED SERVICE PROVIDER COMPENSATION
         Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in APPENDIX C to this Part I.

III SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

         SALES CHARGES
         Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in APPENDIX D to this Part I, together with the Fund's schedule of dealer reallowances.

         DISTRIBUTION PLAN PAYMENTS
         Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in APPENDIX D to this Part I.

IV  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in APPENDIX E to this Part I.

         Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS Funds) have directed the Adviser to allocate a total of $43,800 of commission business from certain MFS Funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).

V   SHARE OWNERSHIP

         Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in APPENDIX F to this Part I.

VI  PERFORMANCE INFORMATION

         Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in APPENDIX G to this Part I.


                                    Part I-1

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

         INVESTMENT TECHNIQUES, PRACTICES AND RISKS
         The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices:

         - Foreign Securities may be up to (but not including) 20% of net assets

         -  Lower Rated Bonds may not exceed 10% of net assets

         - Short Sales -- value of underlying securities may not exceed 40% of net assets

         - Lending of Portfolio Securities may not exceed 30% of the Fund's net assets

         INVESTMENT RESTRICTIONS
         The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or the Fund or class, as applicable, or (ii) 67% or more of the outstanding shares of the Trust or the Fund or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or the Fund or class, as applicable, are represented in person or by proxy). Except with respect to the Fund's policy on borrowing and investing in illiquid securities, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event of a violation of nonfundamental investment policy (1), the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

         Terms used below (such as Options and Futures Contracts) are defined in
         Part II of this SAI.

         The Fund may not:

         (1) borrow amounts in excess of 33 1/3% of its assets including amounts borrowed;

         (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

         (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

         (4) issue any senior securities except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), short sale, Forward Contracts, Futures Contracts, any other type of futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security;

         (5) make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements shall not be considered the making of a loan; or

         (6) purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

         In addition, the Fund has the following nonfundamental policies which may be changed without shareholder approval. The Fund will not:

         (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Fund's net assets (taken at market value)


                                    Part I-2
              would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegee), will not be subject to this 15% limitation;

         (2)  invest for the purpose of exercising control or management;

         (3) pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), any short sale, any type of futures contract (including Futures Contracts), Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets.

VIII  TAX CONSIDERATIONS

      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      Ernst & Young LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.




                                    Part I-3

PART I -- APPENDIX A

         TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

         The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

         TRUSTEES
         J. ATWOOD IVES (born 5/1/36)
         Eastern Enterprises (diversified company), Chairman,
         Trustee and Chief Executive Officer
         Address: Weston, Massachusetts

         LAWRENCE T. PERERA (born 6/23/35)
         Hemenway & Barnes (attorneys), Partner
         Address: Boston, Massachusetts

         WILLIAM J. POORVU (born 4/10/35)
         Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (real estate investment trust), Director; The Baupost Fund (a mutual fund), Vice Chairman and Trustee Address: Harvard Business School, Cambridge, Massachusetts

         CHARLES W. SCHMIDT (born 3/18/28)
         Private investor; IT Group, Inc. (diversified environmental services and consulting), Director
         Address: Weston, Massachusetts

         ARNOLD D. SCOTT* (born 12/16/42)
         Massachusetts Financial Services Company, Senior Executive Vice President and Director

         JEFFREY L. SHAMES* Chairman and President (born 6/2/55)
         Massachusetts Financial Services Company, Chairman and Chief Executive Officer

         ELAINE R. SMITH (born 4/25/46)
         Independent Consultant
         Address: Weston, Massachusetts

         DAVID B. STONE (born 9/2/27)
         North American Management Corp. (investment adviser), Chairman; Eastern Enterprises (diversified services company), Trustee
         Address: Boston, Massachusetts

         OFFICERS
         STEPHEN E. CAVAN,* Clerk and Secretary (born 1/16/53)
         Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

         JAMES R. BORDEWICK, JR.,* Assistant Clerk and Assistant
         Secretary (born 3/6/59)
         Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

         JAMES O. YOST,* Treasurer (born 6/12/60)
         Massachusetts Financial Services Company, Senior Vice President

         MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
         Massachusetts Financial Services Company, Vice President (since March
         1997); Putnam Investments, Vice President (from September 1994 until March 1997)

         ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
         Massachusetts Financial Services Company, Vice President (since September 1996); Deloitte & Touche LLP, Senior Manager (prior to September 1996)

         LAURA F. HEALY,* Assistant Treasurer (born 3/20/64)
         Massachusetts Financial Services Company, Vice President (since December 1996); State Street Bank Fund Administration Group, Assistant Vice President (prior to December 1996)

         ROBERT R. FLAHERTY,* Assistant Treasurer (born 9/18/63)
         Massachusetts Financial Services Company, Vice President (since August
         2000); VAM Fund Services, Senior Vice President (since 1996); Chase Global Fund Services, Vice President (1995 to 1996)
-----------------
         * "Interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

         Each Trustee and officer holds comparable positions with certain MFS affiliates or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates.


                                  Part I - A-1

PART I -- APPENDIX B

         TRUSTEE COMPENSATION

         The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $250 per year plus $25 per meeting and $20 per committee meeting attended, together with such Trustee's out-of-pocket expenses.

         TRUSTEE COMPENSATION TABLE

                                                                        TOTAL TRUSTEE
                                            TRUSTEE FEES               FEES FROM FUND
         TRUSTEE                            FROM FUND(1)             AND FUND COMPLEX(2)
         J. Atwood Ives                           $0                        $132,623

         Lawrence T. Perera                        0                         144,098

         William J. Poorvu                         0                         141,338

         Charles W. Schmidt                        0                         137,678

         Arnold D. Scott                           0                               0

         Jeffrey L. Shames                         0                               0

         Elaine R. Smith                           0                         144,098

         David B. Stone                            0                         151,418

-----------------
        (1) These fees are estimated for the current fiscal year. The Trustees are currently waiving their right to receive fees.

        (2) Information provided is provided for calendar year 1999. All Trustees served as Trustees of 34 funds within the MFS fund complex (having aggregate net assets at December 31, 1999, of approximately $59 billion).


                                  Part I - B-1

PART I -- APPENDIX C

         AFFILIATED SERVICE PROVIDER COMPENSATION

         The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                                PAID TO MFS    AMOUNT       PAID TO MFS FOR      PAID TO MFSC         AMOUNT         AGGREGATE
                               FOR ADVISORY    WAIVED       ADMINISTRATIVE       FOR TRANSFER         WAIVED        AMOUNT PAID
         FISCAL YEAR ENDED       SERVICES      BY MFS          SERVICES         AGENCY SERVICES       BY MFSC     TO MFS AND MFSC

         Not Applicable


















                                  Part I - C-1

         PART I -- APPENDIX D

         SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

         SALES CHARGES


         The following sales charges were paid during the specified periods:

                                        CLASS A INITIAL SALES CHARGES:                             CDSC PAID TO MFD ON:

                                                   RETAINED           REALLOWED          CLASS A          CLASS B          CLASS C
         FISCAL YEAR ENDED        TOTAL             BY MFD           TO DEALERS          SHARES           SHARES           SHARES
         Not Applicable

         DEALER REALLOWANCES

         As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                                               DEALER REALLOWANCE AS A
         AMOUNT OF PURCHASE                                                   PERCENT OF OFFERING PRICE
               Less than $50,000                                                           5.00%
               $50,000 but less than $100,000                                              4.00%
               $100,000 but less than $250,000                                             3.20%
               $250,000 but less than $500,000                                             2.25%
               $500,000 but less than $1,000,000                                           1.70%
               $1,000,000 or more                                                          None*

-----------------
         * A CDSC will apply to such purchase.

         DISTRIBUTION PLAN PAYMENTS

         The Fund is newly organized and has not made payments under the Distribution Plan as of the date of this SAI.

         Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of fund shares.


                                  Part I - D-1

         PART I -- APPENDIX E

         PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         BROKERAGE COMMISSIONS

         The Fund is newly organized and has not paid brokerage commissions as of the date of this SAI.

         SECURITIES ISSUED BY REGULAR BROKER-DEALERS

         The Fund is newly organized and has not purchased securities issued by its regular broker-dealers as of the date of this SAI.




                                  Part I - E-1

         PART I -- APPENDIX F

         SHARE OWNERSHIP

         OWNERSHIP BY TRUSTEES AND OFFICERS
         Not Applicable.

         25% OR GREATER OWNERSHIP
         The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) and are therefore presumed to control the Fund:

                                                     JURISDICTION OF ORGANIZATION
         NAME AND ADDRESS OF INVESTOR                       (IF A COMPANY)                          PERCENTAGE OWNERSHIP
         Not Applicable

         5% OR GREATER OWNERSHIP OF SHARE CLASS
         The following table identifies those investors who own 5% or more of any class of the Fund's shares:

     NAME AND ADDRESS OF INVESTOR OWNERSHIP                                                       PERCENTAGE
     Not Applicable






                                  Part I - F-1

         PART I -- APPENDIX G

         PERFORMANCE INFORMATION

         The Fund is newly organized and has no performance quotations as of the date of this SAI.




















                                  Part I - G-1

Part II of the Statement of Additional Information dated October 1, 2000 for MFS Mid Cap Opportunity Fund (a/k/a MFS New Endeavor Fund) is incorporated in this Post-Effective Amendment No. 36 by reference to the Part II of the Statement of Additional Information of the Fund filed by the Registrant pursuant to Rule 485 under the Securities Act of 1940 with the Securities and Exchange Commission via EDGAR on July 14, 2000.

Annual Report for MFS Mid Cap Opportunity Fund (a/k/a MFS New Endeavor Fund) for the fiscal year ended July 31, 2001; to be provided in annual update of Post-Effective Amendment.

                               MFS SERIES TRUST X

                         MFS(R) MID CAP OPPORTUNITY FUND
                        (formerly MFS New Endeavor Fund)

                                     PART C


ITEM 23.                   EXHIBITS

                   1(a) Amended and Restated Declaration of Trust, dated January 19, 1995. (1)

                    (b) Amendment to the Declaration of Trust dated June 2, 1995 to change the name of the Trust and for the establishment and designation of series and classes.
                         (2)

                    (c) Amendment to the Declaration of Trust - Designation of Class C shares, dated May 15, 1996. (5)

                    (d) Amendment to the Declaration of Trust - Designation of Class P shares, dated June 20, 1996. (7)

                    (e) Amendment to Declaration of Trust, dated December 19, 1996 to redesignate Class P shares as Class I shares.
                         (10)

                    (f) Amendment to Declaration of Trust - Redesignation of Series dated September 19, 1997. (12)

                    (g) Amendment to Declaration of Trust - Establishment and Designation of Series and Classes, dated January 14, 1998. (14)

                    (h) Amendment to Declaration of Trust (for termination of series) dated March 16, 1998. (18)

                    (i) Amendment to Declaration of Trust to establish MFS Income Fund, MFS High Yield Fund, MFS All Cap Growth Fund and MFS European Equity Fund as new series. (22)

                    (j) Amendment to Declaration of Trust - Redesignation of Series dated July 21, 1999. (22)

                    (k) Certification of Amendment to Declaration of Trust dated July 20, 2000, to establish MFS New Endeavor Fund as a new series. (25)

                    (l) Amendment to the Declaration of Trust dated December 1, 1999 - Redesignation of Series from MFS/Foreign & Colonial Emerging Markets Equity Fund to MFS Emerging Markets Equity Fund. (24)

                    (m) Amendment to the Declaration of Trust dated December 23, 1999 - Termination of Series (MFS Small Cap Fund).
                         (24)

                    (n) Amendment to Declaration of Trust dated December 29, 2000 to establish MFS Multi Cap Growth Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS Global Financial Services Fund, MFS Conservative Equity Fund, MFS International ADR Fund, MFS International Core Equity Fund and MFS Global Health Sciences Fund as new series.
                         (29)

                    (o) Amendment to Declaration of Trust dated December 29, 2000 - Redesignation of Series from MFS International Growth and Income Fund to MFS International Investors Trust. (29)

                    (p) Amendment to Declaration of Trust to establish MFS Emerging Companies Fund and MFS Select Growth Fund as new series. (31)

                    (q) Amendment to Declaration of Trust, dated March 19, 2001, to terminate MFS Concentrated Growth Fund as a series of the Trust. (31)

                    (r) Amendment to Declaration of Trust, dated May 30, 2001, to terminate MFS Global Financial Services Fund as a series of the Trust. (31)

                    (s) Amendment to Declaration of Trust dated ______, 2001 - Redesignation of Series from MFS New Endeavor Fund to MFS Mid Cap Opportunity Fund; to be provided.

                  2 (a)  Amended and Restated By-Laws, dated October 18,
                         2000. (13)

                    (b)  Amendment to the By-Laws, dated July 18, 2001. (31)

                  3      Form of Share Certificate for Classes of Shares. (6)

                  4 (a) Investment Advisory Agreement for MFS Government Mortgage Fund, dated December 19, 1985. (4)

                    (b) Amendment to Investment Advisory Agreement for MFS Government Mortgage Fund, dated January 1, 1996. (4)

                    (c) Investment Advisory Agreement for MFS Series Trust X (the "Trust") on behalf of MFS/Foreign & Colonial International Growth Fund, dated September 1, 1995. (4)

                    (d) Investment Advisory Agreement for the Trust on behalf of MFS/Foreign & Colonial International Growth and Income Fund, dated September 1, 1995. (4)

                    (e) Investment Advisory Agreement for the Trust on behalf of MFS/Foreign & Colonial Emerging Markets Equity Fund, dated September 1, 1995. (4)

                    (f) Investment Advisory Agreement for the Trust on behalf of MFS Strategic Value Fund, dated March 16, 1998. (17)

                    (g) Investment Advisory Agreement for the Trust on behalf of MFS New Endeavor Fund. (29)

                    (h) Investment Advisory Agreement for the Trust on behalf of MFS Emerging Markets Debt Fund, dated March 16, 1998. (17)

                    (i)  Investment Advisory Agreement for MFS Income Fund. (23)

                    (j)  Investment Advisory Agreement for MFS High Yield Fund.
                         (23)

                    (k) Investment Advisory Agreement for MFS Concentrated Growth Fund. (23)

                    (l) Investment Advisory Agreement for MFS European Equity Fund. (23)

                    (m) Investment Advisory Agreement for MFS Multi Cap Growth Fund. (29)

                    (n) Investment Advisory Agreement for MFS Fundamental Growth Fund. (29)

                    (o) Investment Advisory Agreement for MFS Gemini Large Cap U.S. Fund. (29)

                    (p)  Investment Advisory Agreement for MFS Gemini U.K. Fund.
                         (29)

                    (q) Investment Advisory Agreement for MFS Global Financial Services Fund. (29)

                    (r) Investment Advisory Agreement for MFS Global Conservative Equity Fund. (29)

                    (s) Investment Advisory Agreement for MFS International ADR Fund. (29)

                    (t) Investment Advisory Agreement for MFS International Core Equity Fund. (29)

                    (u) Investment Advisory Agreement for MFS Global Health Sciences Fund. (29)

                    (v) Sub-Advisory Agreement between Massachusetts Financial Services Company (the "Adviser" or "MFS") and Foreign & Colonial Management Ltd. (the "Sub-Adviser") with respect to MFS/Foreign & Colonial International Growth Fund, dated September 1, 1995. (4)

                    (w) Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to MFS/Foreign & Colonial Emerging Markets Equity Fund, dated September 1, 1995.
                         (4)

                    (x) Sub-Advisory Agreement between the Sub-Adviser and Foreign & Colonial Emerging Markets Limited ("FCEM") with respect to the MFS/Foreign & Colonial International Growth Fund, dated September 1, 1995. (4)

                    (y) Sub-Advisory Agreement between the Sub-Adviser and FCEM with respect to the MFS/Foreign & Colonial Emerging Markets Equity Fund, dated September 1, 1995. (4)

                    (z) Investment Advisory Agreement for MFS Emerging Companies Fund. (31)

                    (aa) Investment Advisory Agreement for MFS Select Growth
                         Fund. (31)

                   5 (a) Distribution Agreement between MFS Series Trust X
                         and MFS Fund Distributors, Inc., dated September 1, 1995. (4)

                    (b) Dealer Agreement between MFS Funds Distributors, Inc. and a dealer and the Mutual Fund Agreement between MFS Fund Distributors, Inc., and a bank effective April 6, 2001. (8)

                   6 Retirement Plan for Non-Interested Person Trustees, as amended and restated February 17, 1999. (20)

                   7(a) Custodian Agreement with State Street Bank and Trust Company, dated July 2, 2001. (31)

                    (b) Global Custody Agreement with Chase Manhattan Bank, dated July 2, 2001. (31)

                   8(a) Shareholder Servicing Agent Agreement, dated September 1, 1995. (4)

                    (b) Amendment to Shareholder Servicing Agent Agreement to amend Fee Schedule, dated April 1, 1999. (21)

                    (c)  Exchange Privilege Agreement, dated July 30, 1997. (11)

                    (d) Dividend Disbursing Agency Agreement, dated February 1, 1986. (3)

                    (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (16)

                    (f) Exhibit A, as revised July 19, 2001, to the Amended and Restated Master Administrative Services Agreement. (30)

                   9(a)  Opinion and Consent of Counsel updated to include
                         MFS Emerging Companies Fund and MFS Select Growth Fund, dated March 12, 2001. (29)

                    (b)  Legal Opinion Consent. (32)

                    (c) Legal Opinion Consent for MFS Mid Cap Opportunity Fund; to be provided.

                  10(a) Consent of Deloitte & Touche, LLP on behalf of MFS Income Fund, MFS High Yield Fund, MFS Concentrated Growth Fund and MFS European Equity Fund. (27)

                    (b) Consent of Deloitte & Touche, LLP on behalf of MFS Government Mortgage Fund. (28)

                    (c) Consent of Ernst & Young, LLP on behalf of MFS Strategic Value Fund and MFS Emerging Markets Debt Fund. (28)

                    (d) Consent of Deloitte & Touche LLP on behalf of MFS Fundamental Growth Fund, MFS Multi Cap Growth Fund, MFS Gemini Large Cap U.S. Fund and MFS Gemini U.K. Fund.
                         (31)

                    (e) Consent of Ernst & Young LLP on behalf of MFS International Investors Trust, MFS International Growth Fund and MFS Emerging Markets Equity Fund. (32)

                    (f) Consent of Ernst & Young LLP on behalf of MFS New Endeavor Fund (a/k/a/ MFS Mid Cap Opportunity Fund; to be provided.

                   11    Not Applicable.

                   12 Investment Representation Letter for MFS Government Mortgage Fund. (6)

                   13 (a) Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated September 20, 2000. (26)

                    (b) Exhibits as revised December 20, 2000 to the Amended and Restated Master Distribution Plan. (29)

                   14    Not Applicable.

                   15(a) Plan pursuant to Rule 18f-3(d) under the Investment
                         Company Act of 1940, as amended and restated July 30, 1998. (15)

                    (b) Exhibits as revised December 20, 2000 to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (19)

                    16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (9)

                         Power of Attorney, dated August 1, 2001.  (32)

-----------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 11 filed with the SEC via EDGAR on March 30, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC via EDGAR on June 16, 1995.
(3) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(4) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC via EDGAR on November 28, 1995.
(5)    Incorporated by reference to Registrant's Post-Effective Amendment No.
       15 filed with the SEC via EDGAR  on May 28, 1996.
(6) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(7)    Incorporated by reference to Registrant's Post-Effective Amendment No.
       16 filed with the SEC via EDGAR  on August 29, 1996.
(8) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(9) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(10)   Incorporated by reference to Registrant's Post-Effective Amendment No.
       20 filed with the SEC via EDGAR  on July 29, 1997.
(11) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
(12)   Incorporated by reference to Registrant's Post-Effective Amendment No.
       20 filed with the SEC via EDGAR  on November 26, 1997.
(13)   Incorporated by reference to Registrant's Post-Effective Amendment No.
       32 filed with the SEC via EDGAR  on November 28, 2000.
(14)   Incorporated by reference to Registrant's Post-Effective Amendment No.
       22 filed with the SEC via EDGAR  on March 13, 1998.
(15)   Incorporated by reference to MFS Government Limited Maturity Fund
       (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.
(16) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(17)   Incorporated by reference to Registrant's Post-Effective Amendment No.
       23 filed with the SEC via EDGAR  on September 25, 1998.
(18) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 36 filed with the SEC via EDGAR on October 15, 1998.
(19) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on March 30, 2001.
(20) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(21) Incorporated by reference to Post-Effective Amendment No. 25 filed with the SEC via EDGAR on May 14, 1999.
(22)   Incorporated by reference to Registrant's Post-Effective Amendment No.
       26 filed with the SEC via EDGAR  on July 30, 1999.

(23) Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the SEC via EDGAR on September 29, 1999.
(24) Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 14, 2000.
(25) Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the SEC via EDGAR on September 28, 2000.
(26) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 68 filed with the SEC via EDGAR on September 21, 2000.
(27) Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the SEC via EDGAR on September 29, 2000.
(28) Incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on November 28, 2000.
(29) Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the SEC via EDGAR on March 16, 2001.

(30) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464; Post-Effective Amendment No. 42 filed with the SEC via EDGAR on August 28, 2001.

(31) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.

(32) Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the SEC via EDGAR on September 28, 2001.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable.

ITEM 25.          INDEMNIFICATION

                  Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed with the SEC via EDGAR on March 30, 1995; and (b) Section 9 of the Shareholder Servicing Agent Agreement, filed with the Registrant's Post-Effective Amendment No. 13 with the SEC via EDGAR on November 28, 1995.

                  The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research

International Fund, MFS Global Telecommunications Fund and MFS Japan Equity
Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series:
MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities
Fund); MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund); MFS Series Trust X (which has 19 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Investors Trust, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund, MFS New Endeavor Fund, MFS Multi Cap Growth Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS Global Financial Services Fund, MFS International ADR Fund, MFS Global Conservative Equity Fund, MFS International Core Equity Fund and MFS Global Health Sciences Fund); MFS Series Trust XI (which has three series: MFS Union Standard Equity Fund, Vertex Contrarian Fund and Vertex Income Fund); and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has 10 series) and MFS Variable Insurance Trust ("MVI") (which has 16 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government

Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

                  The Directors of MFS are Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Jeffrey L. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott is Vice Chairman, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Investment Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS GOVERNMENT LIMITED MATURITY FUND
                  MFS SERIES TRUST I MFS SERIES TRUST II MFS SERIES TRUST III MFS SERIES TRUST IV MFS SERIES TRUST V MFS SERIES TRUST VI MFS SERIES TRUST VII MFS SERIES TRUST VIII MFS SERIES TRUST IX MFS SERIES TRUST X MFS SERIES TRUST XI MFS MUNICIPAL SERIES TRUST MFS VARIABLE INSURANCE TRUST MFS INSTITUTIONAL TRUST MFS MUNICIPAL INCOME TRUST MFS MULTIMARKET INCOME TRUST
                  MFS GOVERNMENT MARKETS INCOME TRUST
                  MFS INTERMEDIATE INCOME TRUST
                  MFS CHARTER INCOME TRUST
                  MFS SPECIAL VALUE TRUST

                  Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary and Clerk, James O. Yost, a Senior Vice President of MFS, is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

                  MFS/SUN LIFE SERIES TRUST

                  C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, S Stephen E. Cavan is the Secretary and Clerk, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

                  MONEY MARKET VARIABLE ACCOUNT
                  HIGH YIELD VARIABLE ACCOUNT
                  CAPITAL APPRECIATION VARIABLE ACCOUNT
                  GOVERNMENT SECURITIES VARIABLE ACCOUNT
                  TOTAL RETURN VARIABLE ACCOUNT
                  GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                  MANAGED SECTORS VARIABLE ACCOUNT

                  C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MIL FUNDS
                  MFS MERIDIAN FUNDS

                  Jeffrey L. Shames is Chairman, John A. Brindle, Richard W.
S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Jeffrey L. Shames is a Director and the President, Arnold D. Scott is a Director, Kevin R. Parke is Executive Vice President and Chief Equity Officer, John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice
President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert
T. Burns is the Assistant Secretary.

                  MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S.
Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS
Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Secretary, Robert T. Burns is an Assistant Secretary, Joseph W. Dello Russo is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

                  MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

                  Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

                  Jeffrey L. Shames is President and Advisory Board Member and Stephen E. Cavan is an Advisory Board Member.

                  MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD.
("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

                  Thomas J. Cashman, Jr. is President and a Director, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

                  Jeffrey L. Shames is Chairman, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

                  MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

                  Arnold D. Scott is a Director, Jeffrey L. Shames is Chairman, Joseph W. Dello Russo is a Director and the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Kevin R. Parke is an Executive Vice President and Managing Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

                  MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  Jeffrey L. Shames is the Chairman, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MFS INVESTMENT MANAGEMENT K.K. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

                  Jeffrey L. Shames and Arnold D. Scott are Directors.

                  MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New
Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

                  Stephen E. Cavan and Joseph W. Dello Russo are Directors. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk.

                  MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

                  Jeffrey L. Shames, Thomas J. Cashman, Jr. and Donald A. Stewart are Directors.

                  SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

                  John W. Ballen is a Director and the Chairman, Kevin R. Parke is Chief Executive Officer and President, Joseph W. Dello Russo is a Director and the Treasurer; Jeffrey L. Shames, Donald A. Stewart and C. James Prieur are Directors and Robert T. Burns is Secretary.

                  NEW ENGLAND STREAMING MEDIA, LLC, a limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

                  Jeffrey L. Shames, John W. Ballen and Joseph W. Dello Russo are Directors.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

                  Donald A. Stewart                     Chairman, Sun Life Assurance Company of Canada, Sun
                                                           Life Centre, 150 King Street West, Toronto, Ontario,
                                                           Canada (Mr. Stewart is also an officer and/or
                                                           Director of various subsidiaries and affiliates of
                                                           Sun Life)

                  C. James Prieur                       President and a Director, Sun Life Assurance Company
                                                           of Canada, Sun Life Centre, 150 King Street West,
                                                           Toronto, Ontario, Canada (Mr. Prieur is also an
                                                           officer and/or Director of various subsidiaries and
                                                           affiliates of Sun Life)

                  William W. Stinson                    Director, Sun Life Assurance Company of Canada, Sun
                                                           Life Centre, 150 King Street West,  Toronto,
                                                           Ontario, Canada; Director, United Dominion
                                                           Industries Limited, Charlotte, N.C.; Director,
                                                           PanCanadian Petroleum Limited, Calgary, Alberta;
                                                           Director, LWT Services, Inc., Calgary Alberta;
                                                           Director, Western Star Trucks, Inc., Kelowna,
                                                           British Columbia; Director, Westshore Terminals
                                                           Income Fund, Vancouver, British Columbia; Director
                                                           (until 4/99), Canadian Pacific Ltd., Calgary, Alberta

ITEM 27.          DISTRIBUTORS

                  (a)    Reference is hereby made to Item 26 above.

                  (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

                  (c)    Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                            NAME                                              ADDRESS
                            ----                                              -------
                  Massachusetts Financial Services                        500 Boylston Street
                    Company (investment adviser)                          Boston, MA 02116

                  MFS Funds Distributors, Inc.                            500 Boylston Street
                    (principal underwriter)                               Boston, MA 02116

                  State Street Bank and Trust Company                     State Street South
                    (custodian)                                           5 - West
                                                                          North Quincy, MA 02171

                  MFS Service Center, Inc.                                2 Avenue de Lafayette
                    (transfer agent)                                      Boston, MA 02111-1738

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of September, 2001.

                                          MFS SERIES TRUST X


                                          By:      JAMES R. BORDEWICK, JR.
                                                   -----------------------
                                          Name:    James R. Bordewick, Jr.
                                          Title:   Assistant Clerk and
                                                   Assistant Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 24, 2001.

             SIGNATURE                                      TITLE
             ---------                                      -----
JEFFREY L. SHAMES*                          Chairman, President (Principal Executive
-------------------------                   Officer) and Trustee
Jeffrey L. Shames


JAMES O. YOST*                              Treasurer (Principal FinancialOfficer
-------------------------                   and Principal Accounting Officer)
James O. Yost


JOHN W. BALLEN*                             Trustee
-------------------------
John W. Ballen


WILLIAM R. GUTOW*                           Trustee
-------------------------
William R. Gutow


J. ATWOOD IVES*                             Trustee
-------------------------
J. Atwood Ives


LAWRENCE T. PERERA*                         Trustee
-------------------------
Lawrence T. Perera

WILLIAM J. POORVU*                          Trustee
-------------------------
William J. Poorvu


CHARLES W. SCHMIDT*                         Trustee
-------------------------
Charles W. Schmidt


ARNOLD D. SCOTT*                            Trustee
-------------------------
Arnold D. Scott


ELAINE R. SMITH*                            Trustee
-------------------------
Elaine R. Smith


DAVID B. STONE*                             Trustee
-------------------------
David B. Stone


                                            *By:         JAMES R. BORDEWICK, JR.
                                                         -----------------------
                                            Name:        James R. Bordewick, Jr.
                                                         as Attorney-in-fact

                                            Executed by James R. Bordewick, Jr.
                                            on behalf of those indicated
                                            pursuant to a Power of Attorney
                                            dated August 15, 2001, incorporated
                                            by reference to the Registrant's
                                            Post-Effective Amendment No. 35
                                            filed with the Securities and
                                            Exchange Commission via EDGAR on
                                            September 28, 2001.

                                INDEX TO EXHIBITS

EXHIBIT NO.                             DESCRIPTION OF EXHIBIT                                     PAGE NO.
----------                              ----------------------                                     --------
 N/A                                             N/A                                                  N/A